ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Accounts payable	$ 787	$ 388
Operating accrued liabilities	733	603
Interest payable on borrowings	264	301
Current portion of lease liabilities	49	41
LP unitholders' distributions, preferred limited partnership unit distributions and preferred dividends payable	60	58
Current portion of contract liability	47	35
Income tax payable	28	41
Other	136	72
Total accounts payable and accrued liabilities	$ 2,104	$ 1,539